Other disclosures on cash flows (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Noncash Investing And Financing Activities [Abstract]
Transfer of assets and liabilities	R$ 56,351	R$ 399,048
Capitalization of related party transactions	R$ 26,610